Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.
Entity Central Index Key	0001878313
Entity Registrant Name	MAIA Biotechnology, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1495913
Entity Primary SIC Number	2834
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	444 West Lake Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	416-8592
Business Contact
Document Information [Line Items]
Contact Personnel Name	Vlad Vitoc
Entity Address, Address Line One	444 West Lake Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	416-8592